Other long-term liabilities: (Tables)	12 Months Ended
Mar. 31, 2011
Other Noncurrent Liabilities, Table

Other long-term liabilities as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax liabilities	¥3,426	¥3,430	$41,251
Unrecognized tax benefits, accrued interest and penalty *	5,098	9,595	115,394
Other	3,184	3,196	38,436

	¥11,708	¥16,221	$195,081

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 17 “Income taxes”